Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 76,705	$ 54,917
Restricted cash – current (note 17)	2,341	2,153
Pool receivable from affiliates, net (note 14d)	562	56,549
Accounts receivable, including affiliate balances of $0.8 million (2018 - $2.1 million) (note 9)	52,245	17,365
Due from affiliates (note 14c)	1,634	39,663
Current portion of derivative assets (note 9)	1,878	2,905
Bunker and lube oil inventory (note 1)	50,473	23,179
Prepaid expenses	14,108	10,917
Other current assets	61,598	17,943
Total current assets	261,544	225,591
Restricted cash – long-term (note 17)	3,437	3,437
At cost, less accumulated depreciation of $551.3 million (2018 - $494.4 million) (note 6)	1,310,541	1,401,551
Vessels related to finance leases, at cost, less accumulated depreciation of $136.1 million (2018 - $111.3 million) (note 8)	525,597	482,010
Operating lease right-of-use assets (notes 2 and 8)	23,595	0
Total vessels and equipment	1,859,733	1,883,561
Investment in and advances to equity-accounted joint venture (note 5)	26,418	25,766
Derivative assets (note 9)	82	2,973
Other non-current assets	910	74
Intangible assets at cost, less accumulated amortization of $12.5 million (2018 - $10.9 million)	9,955	11,625
Goodwill	8,059	8,059
Total assets	2,170,138	2,161,086
Current
Accounts payable, including affiliate balances of $nil (2018 - $0.6 million)	54,824	11,146
Accrued liabilities (note 14c)	46,519	40,856
Short-term debt (note 7)	50,000	0
Due to affiliates (note 14c)	1,241	18,570
Current portion of derivative liabilities (note 9)	0	57
Current portion of long-term debt (note 6)	101,295	106,236
Current obligations related to finance leases (note 8)	24,875	20,896
Current portion of operating lease liabilities (notes 2 and 8)	16,405	0
Other current liabilities	255	0
Total current liabilities	295,414	197,761
Long-term debt (note 6)	507,665	629,170
Long-term obligations related to finance leases (note 8)	396,059	354,393
Long-term operating lease liabilities (notes 2 and 8)	7,190	0
Other long-term liabilities (note 11)	37,474	32,829
Derivative liabilities (note 9)	49	0
Total liabilities	1,243,851	1,214,153
Equity
Common stock and additional paid-in capital (585.0 million shares authorized, 232.0 million Class A and 37.0 million Class B shares issued and outstanding as of September 30, 2019 and 585.0 million shares authorized, 231.6 million Class A and 37.0 million Class B shares issued and outstanding as of December 31, 2018) (note 13)	1,296,993	1,295,929
Accumulated deficit	(370,706)	(348,996)
Total equity	926,287	946,933
Total liabilities and equity	$ 2,170,138	$ 2,161,086